Earnings per shares (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Weighted average number of shares for diluted earnings per share
Weighted average number of shares for basic earnings per share	27,680	29,012	29,592
Effect of dilutive potential shares: restricted shares and share options	95	97	91
Weighted average number of shares for diluted earnings per share	27,775	29,109	29,683
Profit earnings for basic and diluted earnings per share
Profit for earnings per share from continuing operations attributable to owners	€ 11,838	€ 2,237	€ 59
Profit for basic and diluted earnings per share	€ 11,838	€ 2,237	€ 59
Basic earnings per share
Basic earnings per share from continuing operations	€ 0.4277	€ 0.0771	€ 0.0020
Basic earnings per share	0.4277	0.0771	0.0020
Diluted earnings per share
Diluted earnings per share from continuing operations	0.4262	0.0768	0.0020
Diluted earnings per share	€ 0.4262	€ 0.0768	€ 0.0020